United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, January 9, 2012
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:   $227,382 (x1000)



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									Form 13-F INFORMATION TABLE



								Value	Shares/		SH/ Put/ Inv. Other 	Vtg.Auth.
Name of Issuer			Title of Class	Cusip		x$1000	Prn Amt.	PRN Call Disc Mgrs. 	Sole
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ABRAXAS PETROLEUM 		com		003830106	7,617	2,305,810	SH	sole		2,305,810
ALCATEL-LUCENT			spons adr	013904305	3,407	2,175,520	SH	sole		2,175,520
ALPHA NATURAL RES		com		02076X102	4,912	239,800		SH	sole		239,800
AMKOR TECHNOLOGY INC		com		031652100	8,440	1,932,950	SH	sole		1,932,950
ARCH COAL INC			com		039380100	3,810	261,950		SH	sole		261,950
ATP OIL & GAS CORP		com		00208J108	754	101,352		SH	sole		101,352
BARRICK GOLD CORP		com		067901108	8,577	189,280		SH	sole		189,280
BP PLC SPONSORED ADR		spons adr	055622104	14,502	338,860		SH	sole		338,860
CALLON PETROLEUM CO		com		13123X102	4,614	926,730		SH	sole		926,730
CELESTICA INC 			sub vtg shs	15101Q108	6,492	884,250		SH	sole		884,250
CHIPMOS TEC BERMUDA		shs		G2110R114	11,666	2,252,889	SH	sole		2,252,889
CLEARWIRE CORP			cl a		18538Q105	6,195	3,185,870	SH	sole		3,185,870
DB COMMODITY INDEX  		unit ben int	73935S105	9,659	322,350		SH	sole		322,350
FLEXTRONICS INTL		ord		Y2573F102	7,270	1,283,060	SH	sole		1,283,060
FREEPORT MCMORAN 		com		35671D857	6,771	183,680		SH	sole		183,680
GOLD FIELDS LTD 		spons adr	38059T106	8,313	544,580		SH	sole		544,580
GOLDCORP INC NEW      		com		380956409	3,197	72,235		SH	sole		72,235
GOODYEAR TIRE & RUBB 		com		382550101	11,781	830,300		SH	sole		830,300
HUNTSMAN CORP			com		447011107	3,763	376,250		SH	sole		376,250
HYPERDYNAMICS CORP		com		448954107	1,699	691,600		SH	sole		691,600
KINROSS GOLD 			com no par	496902404	560	49,100		SH	sole		49,100
MARATHON OIL CORP		com		565849106	6,254	213,340		SH	sole		213,340
MARKET VECTORS ETF  		gold miner etf	57060U100	1,790	34,300		SH	sole		34,300
MARKET VECTORS ETF JR  		jrgold miner etf57060U589	1,210	48,400		SH	sole		48,400
MICRON TECHNOLOGY INC		com		595112103	7,774	1,232,130	SH	sole		1,232,130
NEUTRAL TANDEM INC 		com		64128B108	3,522	328,950		SH	sole		328,950
NEWMONT MINING CORP		com		651639106	3,181	53,000		SH	sole		53,000
POWERSHS DB MULTI SEC		db ag fd	73936B408	6,449	223,240		SH	sole		223,240
POWERSHS DB MULTI SEC		db base met	73936B705	7,469	400,090		SH	sole		400,090
SEAGATE TECHNOLOGY 		shs		G7945M107	4,124	251,360		SH	sole		251,360
SPRINT NEXTEL  			com ser 1	852061100	3,288	1,404,820	SH	sole		1,404,820
TECK Resources Ltd		cl b		878742204	6,106	173,180		SH	sole		173,180
UNISYS CORP NEW			com new		909214306	7,086	359,240		SH	sole		359,240
UTSTARCOM HOLDINGS 		com		G9310A106	2,944	2,132,650	SH	sole		2,132,650
WARREN RES INC COM		com		93564A100	9,649	2,954,240	SH	sole		2,954,240
WESTERN DIGITAL CORP		com		958102105	12,300	397,210		SH	sole		397,210
YAMANA GOLD INC			com		98462Y100	10,237	695,880		SH	sole		695,880



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